ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Loss from discontinued operations		$ 45.8	$ (287.8)
Share of dividend received		(8.2)	(2.1)
Sadiola
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Beginning balance - assets held for sale		45.6	0.0
Reclassification from Investments in associate and incorporated joint ventures			45.0
Reclassification from Other non-current assets			10.0
Loss from discontinued operations		0.0	(9.4)
Share of dividend received	$ (20.0)	(8.2)
Derecognition of investment in Sadiola		(37.4)
Ending balance - assets held for sale		0.0	45.6
Yatela
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Beginning balance - liabilities held for sale		(18.5)	0.0
Reclassification from Provisions			(13.2)
Loss from discontinued operations		0.0	(5.3)
Ending balance - liabilities held for sale		$ (18.5)	$ (18.5)